Loans Receivable	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans Receivable

Note 5—Loans Receivable

Loans receivable held for investment consist of the following:

	June 30, 2014	December 31, 2013
	(In thousands)
Residential	$533,330	$529,777
Commercial and industrial	16,002	21,591
Commercial real estate:
Land and construction	105,989	92,050
Multi-family	266,394	281,917
Retail/office	142,007	154,075
Other commercial real estate	156,246	174,313
Consumer:
Education	118,300	129,520
Other consumer	231,625	238,311

Total unpaid principal balance	1,569,893	1,621,554
Undisbursed loan proceeds(1)	(12,182)	(10,322)
Unamortized loan fees, net	(1,568)	(1,722)
Unearned interest	(5)	(4)

Total loan contra balances	(13,755)	(12,048)

Loans held for investment	1,556,138	1,609,506
Allowance for loan losses	(49,175)	(65,182)

Loans held for investment, net	$1,506,963	$1,544,324

(1)	Undisbursed loan proceeds are funds to be released upon a draw request approved by the Corporation.

Residential Loans

At June 30, 2014, $533.3 million, or 34.0%, of the total loans unpaid principal balance receivable consisted of residential loans, substantially all of which were 1-to-4 family dwellings. Residential loans consist of both adjustable and fixed-rate loans. The adjustable-rate loans currently in the portfolio were originated with up to 30-year maturities and terms which provide for annual increases or decreases of the rate on the loans, based on a designated index. These rate changes are generally subject to a limit of 2% per adjustment and an aggregate 6% adjustment over the life of the loan. These loans are documented according to standard industry practices. The Corporation makes a limited number of interest-only loans which tend to have a shorter term to maturity and does not originate negative amortization and option payment adjustable rate mortgages.

Adjustable-rate loans decrease the risks associated with changes in interest rates but involve other risks, primarily because as interest rates rise, the payment by the borrower rises to the extent permitted by the terms of the loan, thereby increasing the potential for default. At the same time, the marketability of the underlying property may be adversely affected by higher interest rates. These risks, which have not had a material adverse effect to date, generally are less than the risks associated with holding fixed-rate loans in an increasing interest rate environment. Also, as interest rates decline, borrowers may refinance their mortgages into fixed-rate loans thereby prepaying the balance of the loan prior to maturity. At June 30, 2014, approximately $316.8 million, or 59.4%, of the held for investment residential loans unpaid principal balance consisted of loans with adjustable interest rates.

The Corporation continues to originate long-term, fixed-rate conventional mortgage loans. Current production of these loans with terms of 15 years or more are generally sold to Fannie Mae, Freddie Mac and other institutional investors, while a portion of loan production is retained in the held for investment portfolio. In order to provide a full range of products to its customers, the Corporation also participates in the loan origination programs of Wisconsin Housing and Economic Development Authority, Wisconsin Department of Veterans Affairs and the Federal Housing Administration. The right to service substantially all loans sold is retained.

At June 30, 2014, approximately $216.5 million, or 40.6%, of the held for investment residential loans unpaid principal balance consisted of loans with fixed rates of interest. Although these loans generally provide for repayments of principal over a fixed period of 10 to 30 years, because of prepayments and due-on-sale clauses, such loans generally remain outstanding for a shorter period of time.

Commercial and Industrial Loans

The Corporation originates loans for commercial and business purposes, including issuing letters of credit. At June 30, 2014, the unpaid principal balance receivable of commercial and industrial loans amounted to $16.0 million, or 1.0%, of the total loans unpaid principal balance receivable. The commercial and industrial loan portfolio is comprised of loans for a variety of business purposes which are generally secured by equipment, machinery and other corporate assets. These loans generally have terms of seven years or less and interest rates that float in accordance with a designated published index. Substantially all such loans are secured and backed by the personal guarantees of the owners of the business.

Commercial Real Estate Loans

The Corporation originates commercial real estate loans which include land and construction, multi-family, retail/office and other commercial real estate. Such loans generally have adjustable rates and shorter terms than single-family residential loans, thus increasing the earnings sensitivity of the loan portfolio to changes in interest rates, as well as providing higher fees and rates than residential loans. At June 30, 2014, $670.6 million of loans unpaid principal balance receivable were secured by commercial real estate, which represented 42.7% of the total loans unpaid principal balance. The origination of such loans is generally limited to the Corporation’s primary market area, concentrated in Wisconsin’s greater Madison, Fox Valley and Milwaukee regions. Loans are made in contiguous states when appropriate.

Commercial real estate loans are primarily secured by apartment buildings, office and industrial buildings, land, warehouses, small retail shopping centers and various special purpose properties, including community-based residential facilities and senior housing. Although terms vary, commercial real estate loans generally have fixed interest rates, amortization periods of 15 to 30 years, as well as balloon payments of two to seven years.

Consumer Loans

The Corporation offers consumer loans in order to provide a wider range of financial services to its customers. At June 30, 2014, $349.9 million, or 22.3%, of the total loans unpaid principal balance receivable consisted of consumer loans. Consumer loans consist of education loans, first and second mortgages, credit cards, vehicles and other unsecured personal loans. Consumer loans typically have higher interest rates than mortgage loans and generally involve more risk than mortgage loans because of the type and nature of the collateral and, in certain cases, the absence of collateral.

Approximately $118.3 million, or 7.5%, of the total loans unpaid principal balance receivable at June 30, 2014 consisted of education loans. These loans are generally made for a maximum of $3,500 per year for undergraduate studies and $8,500 per year for graduate studies and are placed in repayment status on an installment basis within nine months following graduation. Education loans generally have interest rates that adjust annually in accordance with a designated index. Both the principal amount of an education loan and interest thereon are generally guaranteed by the Great Lakes Higher Education Corporation up to 97% of the balance of the loan, which typically obtains reinsurance of its obligations from the U.S. Department of Education. The origination of student loans was discontinued October 1, 2010 following the March 2010 law ending loan guarantees provided by the U.S. Department of Education. Although direct student loans, without a government guarantee, may be originated, risk-adjusted returns for these loans continue to be unattractive. Education loans may be sold to the U.S. Department of Education or to other investors. No education loans were sold during the three and six months ended June 30, 2014 or 2013.

The residential loans included in the consumer portfolio include both first and second mortgages and consist primarily of the Express loan product (the Bank’s expedited first mortgage refinance and home equity loan product). Express loans are available for owner occupied one- to two-family residential properties, with loan amounts up to $200,000, a fixed interest rate, up to 15 year amortization, low fees and rapid closing timeframes. The primary home equity loan product has an adjustable rate that is linked to the prime interest rate and is secured by a mortgage, either a primary or a junior lien, on the borrower’s residence. New home equity lines do not exceed 90% of appraised value of the property at the loan origination date. A fixed-rate home equity second mortgage term product is also offered.

Other consumer loans consist of credit cards, vehicle loans and other secured and unsecured loans made for a variety of consumer purposes. Credit is extended to Bank customers through credit cards issued by a third party, ELAN Financial Services (ELAN), pursuant to an agency arrangement under which the Corporation participates in outstanding balances, currently at 25% to 28%. The Corporation also shares 33% to 37% of annual fees, and 30% of late payment, over limit and cash advance fees, as well as 25% to 30% of interchange income from the underlying portfolio net of our share of losses

Allowances for Loan Losses

The allowance for loan losses consists of general and specific components even though the entire allowance is available to cover losses on any loan. The specific allowance component relates to impaired loans (i.e.—non-accrual) and all loans reported as troubled debt restructurings. For such loans, an allowance is established when the discounted cash flows (or collateral value if repayment relies solely on the operation or sale of the collateral) of the impaired loan are lower than the carrying value of that loan. The general allowance component is based on historical loss experience adjusted for various qualitative factors. Loans graded substandard and below are individually examined to determine the appropriate loan loss reserve. In addition, reserves for unfunded commitments, letters of credit and repurchase of sold loans are maintained and classified in other liabilities.

For the quarter ended June 30, 2014, the Bank modified its general allowance methodology to increase the historical loss period from an eight to nine quarter historical look-back period with the intent to build to a 12 quarter look back period subsequent to June 30, 2014. The modification was done to reflect a more stable economic environment and to capture additional loss statistics considered reflective of the current portfolio. The impact to the allowance for loan losses at June 30, 2014 after implementing the above modification was a reduction of the required reserve of $381,000 as compared to the previous methodology. See the Company’s annual report on Form 10-K for the nine months ended December 31, 2013 for a full description of the allowance methodology.

The following table presents the allowance for loan losses by component:

	June 30, 2014	December 31, 2013
	(In thousands)
General reserve	$33,633	$35,844
Substandard reserve	10,040	6,225
Specific reserve	5,502	23,113

Total allowance for loan losses	$49,175	$65,182

The following table presents the unpaid principal balance of loans by risk category:

	June 30, 2014	December 31, 2013
	(In thousands)
Pass	$1,484,701	$1,460,457
Special mention	2,693	24,203

Total pass and special mention rated loans	1,487,394	1,484,660
Substandard rated loans, excluding TDR accrual(1)	29,083	35,310
Troubled debt restructurings—accrual	11,249	33,087
Non-accrual	42,167	68,497

Total impaired loans	53,416	101,584

Total unpaid principal balance	$1,569,893	$1,621,554

(1)	Includes residential and consumer loans identified as substandard that are not necessarily on non-accrual.

The following table presents activity in the allowance for loan losses by portfolio segment:

For the Three Months Ended:	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
June 30, 2014
Beginning balance	$9,378	$4,938	$35,043	$4,138	$53,497
Provision	1,388	911	(3,383)	1,084	—
Charge-offs	(566)	(3,633)	(1,141)	(291)	(5,631)
Recoveries	125	380	651	153	1,309

Ending balance	$10,325	$2,596	$31,170	$5,084	$49,175

June 30, 2013
Beginning balance	$14,525	$7,072	$54,581	$3,637	$79,815
Provision	2,099	(974)	(2,180)	1,330	275
Charge-offs	(1,665)	(411)	(2,199)	(907)	(5,182)
Recoveries	163	155	604	42	964

Ending balance	$15,122	$5,842	$50,806	$4,102	$75,872

For the Six Months Ended:	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
June 30, 2014
Beginning balance	$13,059	$6,402	$42,065	$3,656	$65,182
Provision	(1,428)	373	(1,551)	2,606	—
Charge-offs	(1,662)	(4,955)	(11,902)	(1,435)	(19,954)
Recoveries	356	776	2,558	257	3,947

Ending balance	$10,325	$2,596	$31,170	$5,084	$49,175

June 30, 2013
Beginning balance	$12,174	$6,591	$62,269	$2,727	$83,761
Provision	6,296	99	(9,995)	4,550	950
Charge-offs	(3,529)	(1,135)	(3,512)	(3,320)	(11,496)
Recoveries	181	287	2,044	145	2,657

Ending balance	$15,122	$5,842	$50,806	$4,102	$75,872

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method:

	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
June 30, 2014
Allowance for loan losses:
Associated with impaired loans	$816	$202	$4,050	$434	$5,502
Associated with all other loans	9,509	2,394	27,120	4,650	43,673

Total	$10,325	$2,596	$31,170	$5,084	$49,175

Loans:
Impaired loans individually evaluated	$10,215	$995	$40,355	$1,851	$53,416
All other loans	523,115	15,007	630,281	348,074	1,516,477

Total	$533,330	$16,002	$670,636	$349,925	$1,569,893

December 31, 2013
Allowance for loan losses:
Associated with impaired loans	$2,375	$1,745	$18,516	$477	$23,113
Associated with all other loans	10,684	4,657	23,549	3,179	42,069

Total	$13,059	$6,402	$42,065	$3,656	$65,182

Loans:
Impaired loans individually evaluated	$19,060	$2,314	$77,047	$3,163	$101,584
All other loans	510,717	19,277	625,308	364,668	1,519,970

Total	$529,777	$21,591	$702,355	$367,831	$1,621,554

At June 30, 2014, $53.4 million of unpaid principal balance of loans are deemed impaired which includes performing troubled debt restructurings. At December 31, 2013, impaired loans were $101.6 million. A loan is identified as impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement may not be collected and thus are placed on non-accrual status. Interest income on certain impaired loans is recognized on a cash basis.

A substantial portion of loans are collateralized by real estate in Wisconsin and adjacent states. Accordingly, the ultimate collectability of the loan portfolio is susceptible to changes in real estate market conditions in that area.

The following table presents impaired loans segregated by loans with no specific allowance and loans with an allowance by class of loans. The carrying amounts represent the unpaid principal balance less the associated allowance. The interest income recognized column represents all interest income recorded either on a cash or accrual basis after the loan became impaired.

	Unpaid Principal Balance	Associated Allowance	Carrying Amount	Average Carrying Amount(1)	Year-to-Date Interest Income Recognized
	(In thousands)
June 30, 2014
With no specific allowance recorded:
Residential	$5,555	$—	$5,555	$6,114	$63
Commercial and industrial	688	—	688	2,167	53
Land and construction	11,531	—	11,531	15,391	339
Multi-family	6,446	—	6,446	5,892	305
Retail/office	3,385	—	3,385	4,794	96
Other commercial real estate	8,425	—	8,425	9,110	347
Education	209	—	209	274	—
Other consumer	1,049	—	1,049	1,446	25

Subtotal	37,288	—	37,288	45,188	1,228

With an allowance recorded(2):
Residential	$4,660	$816	$3,844	$4,028	$111
Commercial and industrial	307	202	105	775	26
Land and construction	7,875	3,585	4,290	5,199	114
Multi-family	451	95	356	350	7
Retail/office	1,339	250	1,089	1,284	6
Other commercial real estate	903	120	783	783	44
Education(3)	—	—	—	—	—
Other consumer	593	434	159	410	13

Subtotal	16,128	5,502	10,626	12,829	321

Total
Residential	$10,215	$816	$9,399	$10,142	$174
Commercial and industrial	995	202	793	2,942	79
Land and construction	19,406	3,585	15,821	20,590	453
Multi-family	6,897	95	6,802	6,242	312
Retail/office	4,724	250	4,474	6,078	102
Other commercial real estate	9,328	120	9,208	9,893	391
Education(3)	209	—	209	274	—
Other consumer	1,642	434	1,208	1,856	38

	$53,416	$5,502	$47,914	$58,017	$1,549

	Unpaid Principal Balance	Associated Allowance	Carrying Amount	Average Carrying Amount(1)	Nine Months Ended December 31, 2013 Interest Income Recognized
	(In thousands)
December 31, 2013
With no specific allowance recorded:
Residential	$3,751	$—	$3,751	$4,032	$43
Commercial and industrial	60	—	60	79	39
Land and construction	4,311	—	4,311	4,707	91
Multi-family	9,848	—	9,848	5,845	221
Retail/office	6,896	—	6,896	7,659	210
Other commercial real estate	9,216	—	9,216	9,737	456
Education	0	—	—	—	—
Other consumer	343	—	343	631	87

Subtotal	34,425	—	34,425	32,690	1,147

With an allowance recorded(2):
Residential	$15,309	$2,375	$12,934	$13,140	$422
Commercial and industrial	2,254	1,745	509	658	44
Land and construction	20,418	7,512	12,906	15,193	252
Multi-family	14,312	3,693	10,619	6,286	228
Retail/office	9,347	6,925	2,422	4,948	128
Other commercial real estate	2,699	386	2,313	2,270	99
Education(3)	276	—	276	338	—
Other consumer	2,544	477	2,067	2,211	105

Subtotal	67,159	23,113	44,046	45,044	1,278

Total
Residential	$19,060	$2,375	$16,685	$17,172	$465
Commercial and industrial	2,314	1,745	569	737	83
Land and construction	24,729	7,512	17,217	19,900	343
Multi-family	24,160	3,693	20,467	12,131	449
Retail/office	16,243	6,925	9,318	12,607	338
Other commercial real estate	11,915	386	11,529	12,007	555
Education(3)	276	—	276	338	—
Other consumer	2,887	477	2,410	2,842	192

	$101,584	$23,113	$78,471	$77,734	$2,425

(1)	Calculated on a trailing 12 month basis for June 30, 2014, and a trailing 9 month basis for December 31, 2013.
(2)	Includes ratio-based allowance for loan losses of $0.7 million and $2.1 million associated with loans totaling $2.1 million and $12.5 million at June 30, 2014, and December 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
(3)	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $6,767 and $8,930 and average carrying amounts totaling $9,787 and $13,730 at June 30, 2014, and December 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.

The average recorded investment in impaired loans and interest income recognized on impaired loans follows:

		Interest Income Recognized			Interest Income Recognized
	Average Carrying Amount (1)	Three Months Ended	Six Months Ended	Average Carrying Amount(1)	Three Months Ended	Six Months Ended
		June 30, 2014			June 30, 2013
	(In Thousands)

Residential	$10,142	$65	$174	$26,643	$250	$604
Commercial and industrial	2,942	53	79	1,043	47	(11)
Land and construction	20,590	260	453	26,820	128	71
Multi-family	6,242	2	312	22,297	305	433
Retail/office	6,078	37	102	16,775	13	(305)
Other commercial real estate	9,893	185	391	29,188	321	472
Education	274	—	—	538	—	—
Other consumer	1,856	7	38	3,285	73	83

	$58,017	$609	$1,549	$126,589	$1,137	$1,347

(1)	The average carry amount was calculated on a trailing 12 month basis.

The following is additional information regarding impaired loans:

	June 30, 2014	December 31, 2013
	(In thousands)

Carrying amount of impaired loans	$47,914	$78,471
Average carrying amount of impaired loans	58,017	77,734
Loans and troubled debt restructurings on non-accrual status	42,167	68,497
Troubled debt restructurings—accrual	11,249	33,087
Troubled debt restructurings—non-accrual(1)	21,405	29,346
Troubled debt restructurings valuation allowance	5,500	12,216
Loans past due ninety days or more and still accruing(2)	6,767	8,930

(1)	Troubled debt restructurings—non-accrual are included in the loans and troubled debt restructurings on non-accrual status line item above.
(2)	Representes the guaranteed portion of education loans that were 90+ days past due which continue to accrue interest due to a guarantee provided by government agencies covering approximately 97% of the outstanding balance.

Although the Corporation is currently not committed to lend any additional funds on impaired loans in accordance with the original terms of these loans, it is not legally obligated to, and will cautiously disburse additional funds on any loans while in nonaccrual status or if the borrower is in default.

The Corporation experienced declines in the valuations for real estate collateral supporting portions of its loan portfolio throughout 2012 and 2013 and the three and six months ended June 30, 2014, as reflected in recently received appraisals. Currently, $80.2 million or approximately 97.2% of the unpaid principal balance of classified loans (i.e. loans risk rated as substandard, doubtful or loss) have recent appraisals (i.e. within one year) or have been determined to not need an appraisal. Loans that do not require an appraisal under corporate policy include situations in which the loan (i) is fully reserved; (ii) has a small balance (less than $250,000) and rather than being individually evaluated for impairment, is included in a homogenous pool of loans; (iii) uses a net present value of future cash flows to measure impairment; or (iv) is not secured by real estate. Appraised values greater than one year old are discounted by an additional 10% for improved land or commercial real estate and 20% for unimproved land, in determination of the allowance for loan losses.

While corporate policy may not require updated appraisals for these loans, new appraisals may still be obtained. For example, 46% of the loans which do not require an updated appraisal either have had an appraisal within the last year or an appraisal is on order. If real estate values decline, the allowance for loan losses may increase as updated appraisals or other indications of a decrease in the value of collateral are received.

The following table presents the aging of the recorded investment in past due loans by class of loans:

	Days Past Due
	30-59	60-89	90 or More	Total
	(In thousands)
June 30, 2014
Residential	$1,691	$328	$3,315	$5,334
Commercial and industrial	220	48	2,755	3,023
Land and construction	170	—	3,917	4,087
Multi-family	2,064	228	2,842	5,134
Retail/office	2,734	1,214	2,169	6,117
Other commercial real estate	262	2,020	1,352	3,634
Education	3,500	2,682	6,976	13,158
Other consumer	616	231	1,230	2,077

	$11,257	$6,751	$24,556	$42,564

December 31, 2013
Residential	$1,287	$564	$8,897	$10,748
Commercial and industrial	1,609	—	1,461	3,070
Land and construction	105	—	11,307	11,412
Multi-family	1,612	—	1,079	2,691
Retail/office	968	83	10,887	11,938
Other commercial real estate	184	506	3,785	4,475
Education	5,210	2,914	9,206	17,330
Other consumer	910	213	2,395	3,518

	$11,885	$4,280	$49,017	$65,182

Total delinquencies (loans past due 30 days or more) at June 30, 2014 were $42.6 million. The Corporation has experienced a significant reduction in delinquencies since December 31, 2013 primarily due to improving credit conditions and $7.7 million of loans moving to OREO. The Corporation has $6.8 million of education loans past due 90 days or more at June 30, 2014 that are still accruing interest due to the approximate 97% guarantee provided by governmental agencies. Loans less than 90 days delinquent may be placed on non-accrual status when the probability of collection of principal and interest is deemed to be insufficient to warrant further accrual.

Credit Quality Indicators:

The Corporation groups commercial and industrial loans and commercial real estate loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. This analysis is updated on a monthly basis. The following definitions are used for risk ratings:

Pass. Loans classified as pass represent assets that are evaluated and are performing under the stated terms. Pass rated assets are analyzed by the pay capacity of the obligor, current net worth of the obligor and/or by the value of the loan collateral. A subcategory of loans classified as pass are watch loans.

Watch. Loans classified as watch possess potential weaknesses that require management attention, but do not yet warrant adverse classification. While the status of an asset put on this list does not technically trigger their classification as substandard or non-accrual, it is considered a proactive way to identify potential issues and address them before the situation deteriorates further and results in a loss.

Special Mention. Loans classified as special mention exhibit material negative financial trends due to company specific or industry conditions which, if not corrected or mitigated, threaten their capacity to meet current or continuing debt obligations. These borrowers still demonstrate the financial flexibility to address and cure the root cause of these adverse financial trends without significant deviations from their current business plan. Their potential weakness deserves close attention and warrants enhanced monitoring on the part of management. The expectation is these borrowers will return to a pass rating given reasonable time; or will be further downgraded.

Substandard. Loans classified as substandard are inadequately protected by the current net worth, paying capacity of the obligor, or by the collateral pledged. Substandard assets must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that a loss will be sustained if the deficiencies are not corrected.

Non-Accrual. Loans classified as non-accrual have the weaknesses of those classified as Substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans that fall into this category are deemed collateral dependent and an individual impairment evaluation is performed for all relationships greater than $500,000. Loans in this category are allocated a specific reserve if the collateral does not support the outstanding loan balance or charged off if deemed uncollectible.

The risk category of loans by class of loans, and based on the most recent analysis performed, is as follows:

	Pass	Special Mention	Substandard	Non-Accrual	Total Unpaid Principal Balance
	(In thousands)
June 30, 2014
Commercial and industrial	$11,676	$—	$3,332	$994	$16,002
Commercial real estate:
Land and construction	83,101	70	3,972	18,846	105,989
Multi-family	258,307	—	1,838	6,249	266,394
Retail/office	131,315	1,019	5,679	3,994	142,007
Other	137,557	1,228	13,175	4,286	156,246

	$621,956	$2,317	$27,996	$34,369	$686,638

Percent of total unpaid principal balance	90.6%	0.3%	4.1%	5.0%	100.0%

December 31, 2013
Commercial and industrial	$16,542	$—	$3,540	$1,509	$21,591
Commercial real estate:
Land and construction	57,221	75	10,025	24,729	92,050
Multi-family	255,741	465	22,053	3,658	281,917
Retail/office	130,966	2,967	5,777	14,365	154,075
Other	135,045	20,696	11,770	6,802	174,313

	$595,515	$24,203	$53,165	$51,063	$723,946

Percent of total unpaid principal balance	82.3%	3.3%	7.3%	7.1%	100.0%

Residential and consumer loans are managed on a pool basis due to their homogeneous nature. Loans that are delinquent 90 days or more are considered non-accrual. The following table presents the unpaid principal balance of residential and consumer loans based on accrual status:

	June 30, 2014			December 31, 2013
	Accrual(1)	Non-Accrual	Total Unpaid Principal Balance	Accrual	Non-Accrual	Total Unpaid Principal Balance
	(In thousands)
Residential	$527,283	$6,047	$533,330	$515,373	$14,404	$529,777
Consumer
Education(2)	118,091	209	118,300	129,244	276	129,520
Other consumer	230,083	1,542	231,625	235,557	2,754	238,311

	$875,457	$7,798	$883,255	$880,174	$17,434	$897,608

(1)	Accrual residential and consumer loans includes substandard rated loans including TDR-accrual.
(2)	Non-accrual education loans represent the portion of these loans 90+ days past due that are not covered by a guarantee provided by government agencies that is limited to approximately 97% of the outstanding balance.

Troubled Debt Restructurings

Modifications of loan terms in a troubled debt restructuring (“TDR”) are generally in the form of an extension of payment terms or lowering of the interest rate, although occasionally the Corporation has reduced the outstanding principal balance.

Loans modified in a troubled debt restructuring that are currently on non-accrual status will remain on non-accrual status for a period of at least six months. If after six months, or a longer period sufficient to demonstrate the willingness and ability of the borrower to perform under the modified terms, the borrower has made payments in accordance with the modified terms, the loan is returned to accrual status but retains its designation as a troubled debt restructuring. The designation as a troubled debt restructuring is removed at year end after the time in which both of the following conditions exist: (a) the restructuring agreement specifies an interest rate equal to or greater than the rate that the creditor was willing to accept at the time of restructuring for a new loan with comparable risk and (b) the loan is not impaired based on the terms specified by the restructuring agreement.

The following table presents information related to loans modified in a troubled debt restructuring by class:

	Three Months Ended June 30,
	2014			2013
Troubled Debt Restructurings(1)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance(2) (at period end)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance(2) (at period end)
	(Dollars in thousands)
Residential	5	$775	$546	$—	$—	$—
Commercial and industrial	—	—	—	—	—	—
Land and construction	2	372	357	—	—	—
Multi-family	1	315	273	—	—	—
Retail/office	—	—	—	1	47	47
Other commercial real estate	—	—	—	1	98	98
Education	—	—	—	—	—	—
Other consumer	10	287	280	—	—	—

	18	$1,749	$1,456	2	$145	$145

	Six Months Ended June 30,
	2014			2013
Troubled Debt Restructurings(1)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance(2) (at period end)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance(2) (at period end)
	(Dollars in thousands)
Residential	10	$1,294	$1,284	$—	$—	$—
Commercial and industrial	1	48	48	—	—	—
Land and construction	2	372	357	1	438	425
Multi-family	3	1,283	1,198	—	—	—
Retail/office	—	—	—	2	264	261
Other commercial real estate	2	251	257	3	681	679
Education	—	—	—	—	—	—
Other consumer	11	353	346	—	—	—

	29	$3,601	$3,490	6	$1,383	$1,365

The following tables present the unpaid principal balance of loans modified in a troubled debt restructuring by class and by type of modification:

	Three Months Ended June 30, 2014
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate(4)
Troubled Debt Restructurings(1)(2)		To Below Market Rate	To Interest Only(3)		Other(5)	Total
	(In thousands)
Residential	$176	$163	$—	$—	$207	$546
Commercial and industrial	—	—	—	—	—	—
Land and construction	—	—	—	—	357	357
Multi-family	—	—	—	—	273	273
Retail/office	—	—	—	—	—	—
Other commercial real estate	—	—	—	—	—	—
Education	—	—	—	—	—	—
Other consumer	—	188	—	—	92	280

	$176	$351	$—	$—	$929	$1,456

	Three Months Ended June 30, 2013
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate(4)
Troubled Debt Restructurings(1)(2)		To Below Market Rate	To Interest Only(3)		Other(5)	Total
	(In thousands)
Residential	$—	$—	$—	$—	$—	$—
Commercial and industrial	—	—	—	—	—	—
Land and construction	—	—	—	—	—	—
Multi-family	—	—	—	—	—	—
Retail/office	—	47	—	—	—	47
Other commercial real estate	—	98	—	—	—	98
Education	—	—	—	—	—	—
Other consumer	—	—	—	—	—	—

	$0	$145	$—	$—	$0	$145

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.
(3)	Includes modifications of loan repayment terms from principal and interest to interest only, along with a reduction in the contractual interest rate.
(4)	Includes loans modified at below market rates for borrowers with similar risk profiles and having comparable loan terms and conditions. Market rates are determined by reference to internal new loan pricing grids that specify credit spreads based on loan risk rating and term to maturity.
(5)	Other modifications primarily include providing for the deferral of interest currently due to the new maturity date of the loan.

	Six Months Ended June 30, 2014
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate (4)
Troubled Debt Restructurings (1)(2)		To Below Market Rate	To Interest Only (3)		Other (5)	Total
	(In thousands)
Residential	$176	$448	$—	$120	$540	$1,284
Commercial and industrial	—	—	—	—	48	48
Land and construction	—	—	—	—	357	357
Multi-family	—	—	—	925	273	1,198
Retail/office	—	—	—	—	—	—
Other commercial real estate	—	—	—	215	42	257
Education	—	—	—	—	—	—
Other consumer	—	254	—	—	92	346

	$176	$702	$—	$1,260	$1,352	$3,490

	Six Months Ended June 30, 2013
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate (4)
Troubled Debt Restructurings (1)(2)		To Below Market Rate	To Interest Only (3)		Other (5)	Total
	(In thousands)
Residential	$—	$—	$—	$—	$—	$—
Commercial and industrial	—	—	—	—	—	—
Land and construction	—	—	—	425	—	425
Multi-family	—	—	—	—	—	—
Retail/office	—	261	—	—	—	261
Other commercial real estate	540	139	—	—	—	679
Education	—	—	—	—	—	—
Other consumer	—	—	—	—	—	—

	$540	$400	$—	$425.00	$0	$1,365

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.
(3)	Includes modifications of loan repayment terms from principal and interest to interest only, along with a reduction in the contractual interest rate.
(4)	Includes loans modified at below market rates for borrowers with similar risk profiles and having comparable loan terms and conditions. Market rates are determined by reference to internal new loan pricing grids that specify credit spreads based on loan risk rating and term to maturity.
(5)	Other modifications primarily include providing for the deferral of interest currently due to the new maturity date of the loan.

The following table presents loans modified in a troubled debt restructuring during the twelve months prior to the dates indicated, by portfolio segment, that subsequently defaulted (i.e.: 90 days or more past due following a modification) during the three and six months ended June 30, 2014 and June 30, 2013:

	Three Months Ended June 30,				Six Months Ended June 30,
	2014		2013		2014		2013
Troubled Debt Restructurings (1)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)
	(Dollars in thousands)				(Dollars in thousands)
Residential	—	$—	—	$—	—	$—	—	$—
Commercial and industrial	—	—	2	34	—	—	2	34
Land and construction	—	—	2	369	—	—	2	369
Multi-family	—	—	—	—	—	—	—	—
Retail/office	—	—	2	261	—	—	2	261
Other commercial real estate	—	—	5	1,029	—	—	5	1,029
Education	—	—	—	—	—	—	—	—
Other consumer	—	—	1	13	—	—	1	13

	—	$—	12	$1,706	—	$—	12	$1,706

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.

Unfunded Commitments and Repurchase Loan Reserve

In addition to the allowance for loan losses reflected on the Consolidated Balance Sheets, a reserve is also provided for unfunded loan commitments and for the repurchase of previously sold loans. The reserve for unfunded loan commitments includes unfunded commitments to lend and commercial letters of credit. These reserves are classified in other liabilities on the Consolidated Balance Sheets. The balances of these reserves for the periods presented is as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Reserve for unfunded commitment losses beginning balance	$4,844	$1,956	$4,664	$1,531
Provision for unfunded commitments	600	1,734	780	2,159

Ending reserve for unfunded commitment losses	$5,444	$3,690	$5,444	$3,690

Reserve for repurchased loans beginning balance	$2,600	$2,600	$2,600	$570
Provision for repurchased loans	(249)	—	(249)	2,030

Ending reserve for repurchased loans	$2,351	$2,600	$2,351	$2,600

The amount of the allowance for unfunded loan commitments is determined using the average reserve rate by risk rating that applies to the associated funded loan category multiplied by the unfunded commitment amount multiplied by an estimated utilization factor. The reserve also covers potential loss on letters of credit outstanding for which the Bank may be unable to recover the amount outstanding. At June 30, 2014, a liability of $5.4 million was required and reflects an increase due to increased balances of outstanding commitments most of which are construction related credits. In addition, $2.4 million is a specific reserve related to one outstanding letter of credit currently in litigation.

The amount of the reserve for repurchased loans is determined using the serviced portfolio balances multiplied by historical and expected loss rates to provide for the probable losses related to sold mortgage loans. The reserve declined $249,000 during both the three and six month periods ended June 30, 2014 compared to zero and $2.0 million during the three and six months ended June 30, 2013, respectively. Total expense incurred for investor loss reimbursements including any provision recorded or reserve released was ($248,000) and ($86,000) for the three and six months ended June 30, 2014, respectively and $371,000 and $3.2 million for the three and six months ended June 30, 2013, respectively. Losses may result from the repurchase of loans or indemnification of loss incurred upon foreclosure and disposition of related collateral. The analysis of the reserve at June 30, 2014 required a liability of $2.4 million.

Pledged Loans

At June 30, 2014 and December 31, 2013, residential, multi-family, education and other consumer loans receivable with unpaid principal of approximately $724.4 million and $744.1 million were pledged to secure borrowings and for other purposes as permitted or required by law. Certain real-estate related loans are pledged as collateral for FHLB of Chicago borrowings. See Note 9.

Related Party Loans

In the ordinary course of business, the Bank has granted loans to principal officers and directors and their affiliates with outstanding balances amounting to $73,000 and $83,000 at June 30, 2014 and December 31, 2013, respectively. During the six months ended June 30, 2014, principal additions were $3,000 and principal payments totaled $13,000.

Note 5—Loans Receivable

Loans receivable held for investment consist of the following:

	December 31,	March 31,
	2013	2013
	(In thousands)
Residential	$529,777	$547,720
Commercial and industrial	21,591	30,574
Commercial real estate:
Land and construction	92,050	111,953
Multi-family	281,917	287,447
Retail/office	154,075	198,686
Other commercial real estate	174,313	172,857
Consumer:
Education	129,520	166,429
Other consumer	238,311	247,530

Total unpaid principal balance	1,621,554	1,763,196
Undisbursed loan proceeds (1)	(10,322)	(10,997)
Unamortized loan fees, net	(1,722)	(1,838)
Unearned interest	(4)	(3)

Total loan contra balances	(12,048)	(12,838)

Loans held for investment	1,609,506	1,750,358
Allowance for loan losses	(65,182)	(79,815)

Loans held for investment, net	$1,544,324	$1,670,543

(1)	Undisbursed loan proceeds are funds to be released upon a draw request approved by the Corporation.

Residential Loans

At December 31, 2013, $529.8 million, or 32.7%, of the total loans unpaid principal balance receivable consisted of residential loans, substantially all of which were 1-to-4 family dwellings. Residential loans consist of both adjustable and fixed-rate loans. The adjustable-rate loans currently in the portfolio have up to 30-year maturities and terms which provide for annual increases or decreases of the rate on the loans, based on a designated index. These rate changes are generally subject to a limit of 2% per adjustment and an aggregate 6% adjustment over the life of the loan. These loans are documented according to standard industry practices. The Corporation makes a limited number of interest-only loans which tend to have a shorter term to maturity and does not originate negative amortization and option payment adjustable rate mortgages.

Adjustable-rate loans decrease the risks associated with changes in interest rates but involve other risks, primarily because as interest rates rise, the payment by the borrower rises to the extent permitted by the terms of the loan, thereby increasing the potential for default. At the same time, the marketability of the underlying property may be adversely affected by higher interest rates. These risks, which have not had a material adverse effect to date, generally are less than the risks associated with holding fixed-rate loans in an increasing interest rate environment. Also, as interest rates decline, borrowers may refinance their mortgages into fixed-rate loans thereby prepaying the balance of the loan prior to maturity. At December 31, 2013, approximately $324.0 million, or 61.2%, of the held for investment residential loans unpaid principal balance consisted of loans with adjustable interest rates.

The Corporation continues to originate long-term, fixed-rate conventional mortgage loans. Current production of these loans with terms of 15 years or more are generally sold to Fannie Mae, Freddie Mac and other institutional investors, while a portion of loan production is retained in the held for investment portfolio. In order to provide a full range of products to its customers, the Corporation also participates in the loan origination programs of Wisconsin Housing and Economic Development Authority (“WHEDA”), Wisconsin Department of Veterans Affairs (“WDVA”) and the Federal Housing Administration (“FHA”). The right to service substantially all loans sold is retained.

At December 31, 2013, approximately $205.8 million, or 38.8%, of the held for investment residential loans unpaid principal balance consisted of loans with fixed rates of interest. Although these loans generally provide for repayments of principal over a fixed period of 10 to 30 years, because of prepayments and due-on-sale clauses, such loans generally remain outstanding for a shorter period of time.

Commercial and Industrial Loans

The Corporation originates loans for commercial and business purposes, including issuing letters of credit. At December 31, 2013, the unpaid principal balance receivable of commercial and industrial loans amounted to $21.6 million, or 1.3%, of the total loans unpaid principal balance receivable. The commercial and industrial loan portfolio is comprised of loans for a variety of business purposes and generally are secured by equipment, machinery and other corporate assets. These loans generally have terms of seven years or less and interest rates that float in accordance with a designated published index. Substantially all such loans are secured and backed by the personal guarantees of the owners of the business.

Commercial Real Estate Loans

The Corporation originates commercial real estate loans which include land and construction, multi-family, retail/office and other commercial real estate. Such loans generally have adjustable rates and shorter terms than single-family residential loans, thus increasing the earnings sensitivity of the loan portfolio to changes in interest rates, as well as providing higher fees and rates than residential loans. At December 31, 2013, $702.3 million of loans unpaid principal balance receivable were secured by commercial real estate, which represented 43.3% of the total loans unpaid principal balance. The origination of such loans is generally limited to the Corporation’s primary market area.

Commercial real estate loans are primarily secured by apartment buildings, office and industrial buildings, land, warehouses, small retail shopping centers and various special purpose properties, including community-based residential facilities and senior housing. Although terms vary, commercial real estate loans generally have fixed interest rates, amortization periods of 15 to 30 years, as well as balloon payments of two to seven years.

Consumer Loans

The Corporation offers consumer loans in order to provide a wider range of financial services to its customers. At December 31, 2013, $367.8 million, or 22.7%, of the total loans unpaid principal balance receivable consisted of consumer loans. Consumer loans typically have higher interest rates than mortgage loans but generally involve more risk than mortgage loans because of the type and nature of the collateral and, in certain cases, the absence of collateral.

The residential-other portfolio consists primarily of Express refinance first mortgage loans, second mortgage and home equity loans. Express refinance loans are available for owner occupied one- to two-family residential properties, with loan amounts up to $200,000, a fixed interest rate, up to 15 year amortization, low fees and rapid closing timeframes. The primary home equity loan product has an adjustable rate that is linked to the prime interest rate and is secured by a mortgage, either a primary or a junior lien, on the borrower’s residence. New home equity lines do not exceed 90% of appraised value of the property at the loan origination date. A fixed-rate home equity second mortgage term product is also offered.

Approximately $129.5 million, or 8.0%, of the total loans unpaid principal balance receivable at December 31, 2013 consisted of education loans. These loans are generally made for a maximum of $3,500 per year for undergraduate studies and $8,500 per year for graduate studies and are placed in repayment status on an installment basis within nine months following graduation. Education loans generally have interest rates that adjust annually in accordance with a designated index. Both the principal amount of an education loan and interest thereon are generally guaranteed by the Great Lakes Higher Education Corporation up to 97% of the balance of the loan, which typically obtains reinsurance of its obligations from the U.S. Department of Education. The origination of student loans was discontinued beginning October 1, 2010 following the March 2010 law ending loan guarantees provided by the U. S. Department of Education. Although direct student loans, without a government guarantee, may be originated, risk-adjusted returns for these loans continue to be unattractive. Education loans may be sold to the U.S. Department of Education or to other investors. No education loans were sold during the nine months ended December 31, 2013 or the fiscal years ended March 31, 2013 and 2012.

The other consumer loan portfolio consists of vehicle loans and other secured and unsecured loans made for a variety of consumer purposes. These include credit extended through credit cards issued by a third party, ELAN Financial Services (ELAN), pursuant to an agency arrangement under which the Corporation participates in outstanding balances, currently at 25% to 28%. The Corporation also shares 33% to 37% of annual fees, and 30% of late payment, over limit and cash advance fees, as well as 25% to 30% of interchange income from the underlying portfolio.

Allowances for Loan Losses

The allowance for loan losses consists of general, substandard and specific components even though the entire allowance is available to cover losses on any loan. The specific allowance component relates to impaired loans (i.e.—non-accrual) and all loans reported as troubled debt restructurings. For such loans, an allowance is established when the discounted cash flows (or collateral value if repayment relies solely on the operation or sale of the collateral) of the impaired loan are lower than the carrying value of that loan. The substandard loan component is primarily associated with loans rated in this category but not in non-accrual status. The general allowance component covers pass and special mention rated loans and is based on historical loss experience adjusted for various qualitative and quantitative factors. Loans graded substandard and below are individually examined to determine the appropriate loan loss reserve. In addition, reserves for unfunded commitments, letters of credit and repurchase of sold loans are maintained and classified in other liabilities.

The following table presents the allowance for loan losses by component:

	December 31,	March 31,
	2013	2013
	(In thousands)
General reserve:
General component	$35,844	$38,641
Substandard loan component	6,225	12,082
Specific reserve	23,113	29,092

Total allowance for loan losses	$65,182	$79,815

The following table presents the unpaid principal balance of loans by risk category:

	December 31,	March 31,
	2013	2013
	(In thousands)
Pass	$1,460,457	$1,497,361
Special mention	24,203	33,363

Total pass and special mention rated loans	1,484,660	1,530,724
Substandard rated loans, excluding TDR accrual (1)	35,310	72,117
Troubled debt restructurings—accrual	33,087	41,565
Non-accrual	68,497	118,790

Total impaired loans	101,584	160,355

Total unpaid principal balance	$1,621,554	$1,763,196

(1)	Includes residential and consumer loans identified as substandard, that are not necessarily on non-accrual.

The following table presents activity in the allowance for loan losses by portfolio segment:

	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
For Nine Months Ended:
December 31, 2013
Beginning balance	$14,525	$7,072	$54,581	$3,637	$79,815
Provision	2,224	(599)	(2,942)	1,592	275
Charge-offs	(4,419)	(864)	(13,100)	(1,903)	(20,286)
Recoveries	729	793	3,526	330	5,378

Ending balance	$13,059	$6,402	$42,065	$3,656	$65,182

December 31, 2012 (Unaudited)
Beginning balance	$13,027	$10,568	$85,153	$2,467	$111,215
Provision	2,217	(2,544)	4,708	2,677	7,058
Charge-offs	(4,795)	(2,759)	(32,952)	(2,533)	(43,039)
Recoveries	1,725	1,326	5,360	116	8,527

Ending balance	$12,174	$6,591	$62,269	$2,727	$83,761

For the Fiscal Year Ended:
March 31, 2013
Beginning balance	$13,027	$10,568	$85,153	$2,467	$111,215
Provision	6,414	(1,471)	(3,107)	5,897	7,733
Charge-offs	(6,659)	(3,483)	(34,265)	(4,946)	(49,353)
Recoveries	1,743	1,458	6,800	219	10,220

Ending balance	$14,525	$7,072	$54,581	$3,637	$79,815

March 31, 2012
Beginning balance	$20,487	$19,541	$106,445	$3,649	$150,122
Provision	(2,546)	4,180	30,869	1,384	33,887
Charge-offs	(6,625)	(14,993)	(57,685)	(3,259)	(82,562)
Recoveries	1,711	1,840	5,524	693	9,768

Ending balance	$13,027	$10,568	$85,153	$2,467	$111,215

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013 and March 31, 2013:

	Residential	Commercial and Industrial	Commercial Real Estate	Consumer	Total
	(In thousands)
December 31, 2013
Allowance for loan losses:
Associated with impaired loans	$2,375	$1,745	$18,516	$477	$23,113
Associated with all other loans	10,684	4,657	23,549	3,179	42,069

Total	$13,059	$6,402	$42,065	$3,656	$65,182

Loans:
Impaired loans individually evaluated	$19,060	$2,314	$77,047	$3,163	$101,584
All other loans	510,717	19,277	625,308	364,668	1,519,970

Total	$529,777	$21,591	$702,355	$367,831	$1,621,554

March 31, 2013
Allowance for loan losses:
Associated with impaired loans	$7,038	$2,508	$19,182	$364	$29,092
Associated with all other loans	7,487	4,564	35,399	3,273	50,723

Total	$14,525	$7,072	$54,581	$3,637	$79,815

Loans:
Impaired loans individually evaluated	$37,378	$3,760	$114,540	$4,677	$160,355
All other loans	510,342	26,814	656,403	409,282	1,602,841

Total	$547,720	$30,574	$770,943	$413,959	$1,763,196

At December 31, 2013, $101.6 million of unpaid principal balance of loans are deemed impaired which includes performing troubled debt restructurings. At March 31, 2013, impaired loans were $160.4 million. A loan is identified as impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement may not be collected and thus are placed on non-accrual status. Interest income on certain impaired loans is recognized on a cash basis.

A substantial portion of loans are collateralized by real estate in Wisconsin and adjacent states. Accordingly, the ultimate collectability of the loan portfolio is susceptible to changes in real estate market conditions in that area.

The following table presents impaired loans segregated by loans with no specific allowance and loans with an allowance by class of loans as of December 31, 2013 and March 31, 2013. The carrying amounts represent the unpaid principal balance less the associated allowance. Interest income is recognized on a cash basis during the periods presented.

	Unpaid Principal Balance	Associated Allowance	Carrying Amount	Average Carrying Amount (1)	Nine Months Ended December 31, 2013 Interest Income Recognized
	(In thousands)
December 31, 2013
With no specific allowance recorded:
Residential	$3,751	$—	$3,751	$4,032	$43
Commercial and industrial	60	—	60	79	39
Land and construction	4,311	—	4,311	4,707	91
Multi-family	9,848	—	9,848	5,845	221
Retail/office	6,896	—	6,896	7,659	210
Other commercial real estate	9,216	—	9,216	9,737	456
Education	—	—	—	—	—
Other consumer	343	—	343	631	87

Subtotal	34,425	—	34,425	32,690	1,147

With an allowance recorded (2):
Residential	15,309	2,375	12,934	13,140	422
Commercial and industrial	2,254	1,745	509	658	44
Land and construction	20,418	7,512	12,906	15,193	252
Multi-family	14,312	3,693	10,619	6,286	228
Retail/office	9,347	6,925	2,422	4,948	128
Other commercial real estate	2,699	386	2,313	2,270	99
Education (3)	276	—	276	338	—
Other consumer	2,544	477	2,067	2,211	105

Subtotal	67,159	23,113	44,046	45,044	1,278

Total
Residential	19,060	2,375	16,685	17,172	465
Commercial and industrial	2,314	1,745	569	737	83
Land and construction	24,729	7,512	17,217	19,900	343
Multi-family	24,160	3,693	20,467	12,131	449
Retail/office	16,243	6,925	9,318	12,607	338
Other commercial real estate	11,915	386	11,529	12,007	555
Education (3)	276	—	276	338	—
Other consumer	2,887	477	2,410	2,842	192

	$101,584	$23,113	$78,471	$77,734	$2,425

	Unpaid Principal Balance	Associated Allowance	Carrying Amount	Average Carrying Amount (1)	Fiscal Year to Date Interest Income Recognized
	(In thousands)
March 31, 2013
With no specific allowance recorded:
Residential	$11,545	$—	$11,545	$12,655	$448
Commercial and industrial	280	—	280	1,020	75
Land and construction	9,982	—	9,982	21,678	189
Multi-family	12,217	—	12,217	14,826	400
Retail/office	6,913	—	6,913	15,810	350
Other commercial real estate	13,365	—	13,365	19,378	691
Education	—	—	—	—	—
Other consumer	531	—	531	665	62

Subtotal	54,833	—	54,833	86,032	2,215

With an allowance recorded (2):
Residential	25,833	7,038	18,795	23,509	611
Commercial and industrial	3,480	2,508	972	1,556	78
Land and construction	23,492	6,552	16,940	19,024	659
Multi-family	15,448	4,261	11,187	13,918	722
Retail/office	14,505	3,312	11,193	19,553	519
Other commercial real estate	18,618	5,057	13,561	19,545	632
Education (3)	424	1	423	615	—
Other consumer	3,722	363	3,359	6,167	293

Subtotal	105,522	29,092	76,430	103,887	3,514

Total
Residential	37,378	7,038	30,340	36,164	1,059
Commercial and industrial	3,760	2,508	1,252	2,576	153
Land and construction	33,474	6,552	26,922	40,702	848
Multi-family	27,665	4,261	23,404	28,744	1,122
Retail/office	21,418	3,312	18,106	35,363	869
Other commercial real estate	31,983	5,057	26,926	38,923	1,323
Education (3)	424	1	423	615	—
Other consumer	4,253	363	3,890	6,832	355

	$160,355	$29,092	$131,263	$189,919	$5,729

(1)	Calculated on a trailing 9 month basis for December 31, 2013 and a trailing 12 month basis for March 31, 2013.
(2)	Includes ratio-based allowance for loan losses of $2.1 million and $5.7 million associated with loans totaling $12.5 million and $35.9 million at December 31, 2013 and March 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
(3)	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $8,930 and $13,697 and average carrying amounts totaling $13,730 and $21,249 at December 31, 2013 and March 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.

The average recorded investment in impaired loans and interest income recognized on impaired loans follows:

	Nine Months Ended December 31,				Year Ended March 31,
	2013		2012		2013		2012
	Average	Interest	Average	Interest	Average	Interest	Average	Interest
	Carrying	Income	Carrying	Income	Carrying	Income	Carrying	Income
	Amount (1)	Recognized	Amount (1)	Recognized	Amount (1)	Recognized	Amount (1)	Recognized
			(Unaudited)
	(In Thousands)
Residential	$17,172	$465	$33,759	$705	$36,164	$1,059	$50,294	$728
Commercial and industrial	737	83	2,425	211	2,576	153	13,056	321
Land and construction	19,900	343	37,858	905	40,702	848	87,100	1,467
Multi-family	12,131	449	28,094	994	28,744	1,122	47,427	1,191
Retail/office	12,607	338	34,965	1,187	35,363	869	50,994	1,674
Other commercial real estate	12,007	555	39,774	1,172	38,923	1,323	46,703	1,308
Education	338	—	662	—	615	—	789	—
Other consumer	2,842	192	6,210	345	6,832	355	7,697	542

	$77,734	$2,425	$183,747	$5,519	$189,919	$5,729	$304,060	$7,231

(1)	The average carry amount was calculated on a trailing 9 month basis for December 31, 2013 and 2012 and a trailing 12 month basis for March 31, 2013 and 2012.

The following is additional information regarding impaired loans:

	December 31,	March 31,
	2013	2013
	(In thousands)
Carrying amount of impaired loans	$78,471	$131,263
Average carrying amount of impaired loans	77,734	189,919
Loans and troubled debt restructurings on non-accrual status	68,497	118,790
Troubled debt restructurings—accrual	33,087	41,565
Troubled debt restructurings—non-accrual (1)	29,346	26,287
Loans past due ninety days or more and still accruing (2)	8,930	13,697

(1)	Troubled debt restructurings—non-accrual are included in the loans and troubled debt restructurings on non-accrual status line item above.
(2)	Represents the guaranteed portion of education loans that were more than 90 days past due which continue to accrue interest due to a guarantee provided by government agencies covering approximately 97% of the outstanding balance.

Interest income recognized on impaired loans on a cash basis was $2.4 million and $5.5 million for the nine months ended December 31, 2013 and 2012, respectively, and $5.7 million and $7.2 million for the fiscal years ended March 31, 2013 and 2012, respectively.

Although the Corporation is currently not committed to lend any additional funds on impaired loans in accordance with the original terms of these loans, it is not legally obligated to, and will cautiously disburse additional funds on any loans while in nonaccrual status or if the borrower is in default.

The Corporation experienced declines in the valuations for real estate collateral supporting portions of its loan portfolio throughout fiscal years 2012 and 2013 and the nine months ended December 31, 2013 and 2012, as reflected in recently received appraisals. Currently, $177.4 million or approximately 90% of the unpaid principal balance of classified loans (i.e. loans risk rated as substandard or loss) have recent appraisals (i.e. within one year) or have been determined to not need an appraisal. Loans that do not require an appraisal under corporate policy include situations in which the loan (i) is fully reserved; (ii) has a small balance (less than $250,000) and rather than being individually evaluated for impairment, is included in a homogenous pool of loans; (iii) uses a net present value of future cash flows to measure impairment; or (iv) is not secured by real estate. Appraised values greater than one year old are discounted by an additional 10% for improved land or commercial real estate and 20% for unimproved land, in determination of the allowance for loan losses.

While corporate policy may not require updated appraisals for these loans, new appraisals may still be obtained. For example, 46% of the loans which do not require an updated appraisal do have either an appraisal within the last year or an appraisal on order. If real estate values decline, the allowance for loan losses may increase as updated appraisals or other indications of a decrease in the value of collateral are received.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2013 and March 31, 2013 by class of loans:

	Days Past Due
	30-59	60-89	90 or More	Total
	(In thousands)
December 31, 2013
Residential	$1,287	$564	$8,897	$10,748
Commercial and industrial	1,609	—	1,461	3,070
Land and construction	105	—	11,307	11,412
Multi-family	1,612	—	1,079	2,691
Retail/office	968	83	10,887	11,938
Other commercial real estate	184	506	3,785	4,475
Education	5,210	2,914	9,206	17,330
Other consumer	910	213	2,395	3,518

	$11,885	$4,280	$49,017	$65,182

March 31, 2013
Residential	$2,028	$3,390	$24,645	$30,063
Commercial and industrial	1,004	115	2,212	3,331
Land and construction	841	456	11,777	13,074
Multi-family	2,170	856	17,619	20,645
Retail/office	2,160	653	12,263	15,076
Other commercial real estate	10	55	5,873	5,938
Education	4,414	3,853	14,121	22,388
Other consumer	1,667	731	3,699	6,097

	$14,294	$10,109	$92,209	$116,612

Total delinquencies (loans past due 30 days or more) at December 31, 2013 were $65.2 million. The Corporation has experienced a significant reduction in delinquencies since March 31, 2013 due to improving credit conditions and loans moving to OREO. The Corporation has $8.9 million of education loans past due 90 days or more at December 31, 2013 that are still accruing interest due to the approximate 97% guarantee provided by governmental agencies. Loans less than 90 days delinquent may be placed on non-accrual status when the probability of collection of principal and interest is deemed to be insufficient to warrant further accrual.

Credit Quality Indicators:

The Corporation groups commercial and industrial loans and commercial real estate loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. This analysis is updated on a monthly basis. The following definitions are used for risk ratings:

Pass. Loans classified as pass represent assets that are evaluated and are performing under the stated terms. Pass rated assets are analyzed by the pay capacity of the obligor, current net worth of the obligor and/or by the value of the loan collateral. A subcategory of loans classified as pass are watch loans.

Watch. Loans classified as watch possess potential weaknesses that require management attention, but do not yet warrant adverse classification. While the status of an asset put on this list does not technically trigger their classification as substandard or non-accrual, it is considered a proactive way to identify potential issues and address them before the situation deteriorates further and results in a loss.

Special Mention. Loans classified as special mention exhibit material negative financial trends due to company specific or industry conditions which, if not corrected or mitigated, threaten their capacity to meet current or continuing debt obligations. These borrowers still demonstrate the financial flexibility to address and cure the root cause of these adverse financial trends without significant deviations from their current business plan. Their potential weakness deserves close attention and warrants enhanced monitoring on the part of management. The expectation is these borrowers will return to a pass rating given reasonable time; or will be further downgraded.

Substandard. Loans classified as substandard are inadequately protected by the current net worth, paying capacity of the obligor, or by the collateral pledged. Substandard assets must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that a loss will be sustained if the deficiencies are not corrected.

Non-Accrual. Loans classified as non-accrual have the weaknesses of those classified as Substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans that fall into this category are deemed collateral dependent and an individual impairment evaluation is performed for all relationships greater than $500,000. Loans in this category are allocated a specific reserve if the collateral does not support the outstanding loan balance or charged off if deemed uncollectible.

As of December 31, 2013 and March 31, 2013, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Pass	Special Mention	Substandard	Non-Accrual	Total Unpaid Principal Balance
	(In thousands)
December 31, 2013
Commercial and industrial	$16,542	$—	$3,540	$1,509	$21,591
Commercial real estate:
Land and construction	57,221	75	10,025	24,729	92,050
Multi-family	255,741	465	22,053	3,658	281,917
Retail/office	130,966	2,967	5,777	14,365	154,075
Other	135,045	20,696	11,770	6,802	174,313

	$595,515	$24,203	$53,165	$51,063	$723,946

Percent of total unpaid principal balance	82.3%	3.3%	7.3%	7.1%	100.0%

March 31, 2013
Commercial and industrial	$21,141	$878	$5,640	$2,915	$30,574
Commercial real estate:
Land and construction	64,229	787	15,150	31,787	111,953
Multi-family	245,980	3,660	17,155	20,652	287,447
Retail/office	156,919	5,144	19,100	17,523	198,686
Other	107,465	22,894	34,333	8,165	172,857

	$595,734	$33,363	$91,378	$81,042	$801,517

Percent of total unpaid principal balance	74.3%	4.2%	11.4%	10.1%	100.0%

Residential and consumer loans are managed on a pool basis due to their homogeneous nature. Loans that are delinquent 90 days or more are considered non-accrual. The following table presents the unpaid principal balance of residential and consumer loans based on accrual status as of December 31, 2013 and March 31, 2013:

	December 31, 2013			March 31, 2013
	Accrual	Non-Accrual	Total Unpaid Principal Balance	Accrual	Non-Accrual	Total Unpaid Principal Balance
	(In thousands)
Residential	$515,373	$14,404	$529,777	$514,613	$33,107	$547,720
Consumer:
Education (1)	129,244	276	129,520	166,005	424	166,429
Other consumer	235,557	2,754	238,311	243,313	4,217	247,530

	$880,174	$17,434	$897,608	$923,931	$37,748	$961,679

(1)	Non-accrual education loans represent the portion of these loans 90+ days past due that are not covered by a guarantee provided by government agencies that is limited to approximately 97% of the outstanding balance.

Troubled Debt Restructurings

Modifications of loan terms in a troubled debt restructuring (“TDR”) are generally in the form of an extension of payment terms or lowering of the interest rate, although occasionally the Corporation has reduced the outstanding principal balance.

Loans modified in a troubled debt restructuring that are currently on non-accrual status will remain on non-accrual status for a period of at least six months. If after six months, or a longer period sufficient to demonstrate the willingness and ability of the borrower to perform under the modified terms, the borrower has made payments in accordance with the modified terms, the loan is returned to accrual status but retains its designation as a troubled debt restructuring. The designation as a troubled debt restructuring is removed in years after the restructuring if both of the following conditions exist: (a) the restructuring agreement specifies an interest rate equal to or greater than the rate that the creditor was willing to accept at the time of restructuring for a new loan with comparable risk and (b) the loan is not impaired based on the terms specified by the restructuring agreement.

The following table presents information related to loans modified in a troubled debt restructuring, by class, during the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013:

	Nine Months Ended December 31, 2013			Year Ended March 31, 2013
Troubled Debt Restructurings (1)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance (2) (at period end)	Number of Modifications	Unpaid Principal Balance (at beginning of period)	Unpaid Principal Balance (2) (at period end)
	(Dollars in thousands)
Residential	21	$3,761	$3,788	—	$—	$—
Commercial and industrial	19	13,322	12,788	3	238	169
Land and construction	—	—	—	2	705	546
Multi-family	20	25,556	23,531	—	—	—
Retail/office	6	1,673	1,604	3	931	899
Other commercial real estate	8	15,269	15,346	4	950	934
Education	—	—	—	—	—	—
Other consumer	12	401	423	2	37	32

	86	$59,982	$57,480	14	$2,861	$2,580

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.

The following tables present the unpaid principal balance of loans modified in a troubled debt restructuring during the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013, by class and by type of modification:

	Nine Months Ended December 31, 2013
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate (4)
Troubled Debt Restructurings (1)(2)		To Below Market Rate	To Interest Only (3)		Other (5)	Total
	(In thousands)
Residential	$—	$1,318	$—	$—	$2,470	$3,788
Commercial and industrial	—	345	—	—	12,443	12,788
Land and construction	—	—	—	—	—	—
Multi-family	—	231	—	—	23,300	23,531
Retail/office	—	45	216	—	1,343	1,604
Other commercial real estate	—	701	—	144	14,501	15,346
Education	—	—	—	—	—	—
Other consumer	—	411	—	—	12	423

	$—	$3,051	$216	$144	$54,069	$57,480

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.
(3)	Includes modifications of loan repayment terms from principal and interest to interest only, along with a reduction in the contractual interest rate.
(4)	Includes loans modified at below market rates for borrowers with similar risk profiles and having comparable loan terms and conditions. Market rates are determined by reference to internal new loan pricing grids that specify credit spreads based on loan risk rating and term to maturity.
(5)	Other modifications primarily include providing for the deferral of interest currently due to the new maturity date of the loan.

	Year Ended March 31, 2013
	Principal and Interest to Interest Only	Interest Rate Reduction		Below Market Rate (4)
Troubled Debt Restructurings (1)(2)		To Below Market Rate	To Interest Only (3)		Other (5)	Total
	(In thousands)
Residential	$—	$—	$—	$—	$—	$—
Commercial and industrial	—	—	—	16	153	169
Land and construction	—	—	—	425	121	546
Multi-family	—	—	—	—	—	—
Retail/office	—	214	160	—	525	899
Other commercial real estate	540	122	—	—	272	934
Education	—	—	—	—	—	—
Other consumer	—	—	—	19	13	32

	$540	$336	$160	$460	$1,084	$2,580

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.
(3)	Includes modifications of loan repayment terms from principal and interest to interest only, along with a reduction in the contractual interest rate.
(4)	Includes loans modified at below market rates for borrowers with similar risk profiles and having comparable loan terms and conditions. Market rates are determined by reference to internal new loan pricing grids that specify credit spreads based on loan risk rating and term to maturity.
(5)	Other modifications primarily include providing for the deferral of interest currently due to the new maturity date of the loan.

The following table presents loans modified in a troubled debt restructuring from April 1, 2013 to December 31, 2013, by class, that subsequently defaulted (i.e.: 90 days or more past due following a modification) during the nine months ended December 31, 2013 compared to loans modified from April 1, 2012 to March 31, 2013 that defaulted during the fiscal year ended March 31, 2013:

	Nine Months Ended December 31,		Year Ended March 31,
	2013		2013
Troubled Debt Restructurings (1)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)	Number of Modified Loans	Unpaid Principal Balance (2) (at period end)
	(Dollars in thousands)
Residential	—	$—	—	$—
Commercial and industrial	—	—	—	—
Land and construction	—	—	—	—
Multi-family	—	—	—	—
Retail/office	—	—	2	374
Other commercial real estate	—	—	2	581
Education	—	—	—	—
Other consumer	—	—	—	—

	—	$—	4	$955

(1)	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
(2)	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.

Unfunded Commitments and Repurchase Loan Reserve

In addition to the allowance for loan losses reflected on the Consolidated Balance Sheets, a reserve is also provided for unfunded loan commitments and for the repurchase of previously sold loans. The reserve for unfunded loan commitments includes unfunded commitments to lend and commercial letters of credit. These reserves are classified in other liabilities on the Consolidated Balance Sheets. The balances of these reserves for the periods presented is as follows:

	At December 31,		At March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Reserve for unfunded commitment losses beginning balance	$1,956	$564	$564	$873
Provision for unfunded commitments	2,708	967	1,392	(309)

Ending reserve for unfunded commitment losses	$4,664	$1,531	$1,956	$564

Reserve for repurchased loans beginning balance	$2,600	$—	$—	$—
Provision for repurchased loans	—	570	2,600	—

Ending reserve for repurchased loans	$2,600	$570	$2,600	$—

The amount of the allowance for unfunded loan commitments is determined using the average reserve rate by risk rating that applies to the associated funded loan category multiplied by the unfunded commitment amount. The reserve also covers potential loss on letters of credit outstanding for which the Bank may be unable to recover the amount outstanding. At December 31, 2013, a liability of $4.7 million was required of which $2.4 million was a specific reserve related to one outstanding letter of credit currently in litigation. The increase during the nine months ended December 31, 2013 included an increase for the specific reserve of this outstanding credit.

The amount of the reserve for repurchased loans is determined using the serviced portfolio balances multiplied by historical and expected loss rates to provide for the probable losses related to sold mortgage loans. Expense incurred was $687,000, $1.7 million, $4.5 million and $157,000 for the nine months ended December 31, 2013 and 2012, and the fiscal years ended March 31, 2013 and 2012, respectively. The increase during fiscal year 2013 resulted from the establishment of the reserve. Losses may result from the repurchase of loans or indemnification of loss incurred upon foreclosure and disposition of related collateral. The analysis of the reserve at December 31, 2013 required a liability of $2.6 million.

Pledged Loans

At December 31, 2013 and March 31, 2013, residential, multi-family, education and other consumer loans receivable with unpaid principal of approximately $744.1 million and $823.7 million were pledged to secure borrowings and for other purposes as permitted or required by law. Certain real-estate related loans are pledged as collateral for FHLB borrowings. See Note 10.

In the ordinary course of business, the Bank has granted loans to principal officers and directors and their affiliates with outstanding balances amounting to $80,000 and $91,000 at December 31, 2013 and March 31, 2013, respectively. During the nine months ended December 31, 2013, there were no principal additions and principal payments totaled $11,000.